RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Investments	$ 110,044,000,000	$ 92,966,000,000
Related Party
Related Party Transaction [Line Items]
Investments	13,400,000,000	8,600,000,000
Total, net of allowance	4,300,000,000	3,100,000,000
Deposit assets	318,000,000	493,000,000
Related Party | Brookfield Shares
Related Party Transaction [Line Items]
Investments	2,100,000,000	1,800,000,000
Related Party | BAM shares
Related Party Transaction [Line Items]
Investments	3,400,000,000	0
Equity Commitment Agreement | Related Party
Related Party Transaction [Line Items]
Equity commitment	2,000,000,000.0
Related party transactions	0	0
Brookfield Shares | Related Party
Related Party Transaction [Line Items]
Related party transactions			$ 1,100,000,000
BAM Shares | Related Party
Related Party Transaction [Line Items]
Related party transactions	3,500,000,000	$ 1,100,000,000
Financing to subsidiaries of Brookfield Renewable Partners L.P. | Related Party
Related Party Transaction [Line Items]
Related party transactions	$ 400,000,000